Finance Income (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income [Abstract]
Schedule of finance income

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Bank interest income	16,628	5,681	26
	16,628	5,681	26